Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of revenue by geographical analysis

	2023 £’000	2022 £’000	2021 £’000
Revenue:
Belgium	381	699	578
	381	699	578

Schedule of performance obligations

	Contractual Assets			Contractual Liabilities

	2023 £’000	2022 £’000	2021 £’000	2023 £’000	2022 £’000	2021 £’000
At 1 January	–	–	71	(197)	–	(68)
Transfers in the period from contract assets to trade receivables	–	–	(71)	–	–	–
Amounts included in contract liabilities that was recognised as revenue during the period	–	–	–	197	–	68
Excess of revenue recognised over cash	–	–	–	–	–	–
Cash received in advance of performance and not recognised as revenue during the period	–	–	–	–	(197)	–
At 31 December	–	–	–	–	(197)	–

Schedule of commercial segment

	2023 £’000	2022 £’000	2021 £’000
Customer A	100%	100%	100%